Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Notes Payable [Abstract]
Schedule of the Convertible Notes Payable Outstanding	The following is a summary of the convertible notes payable outstanding as of June 30, 2023 (unaudited):
9.75% Convertible Notes due March 31, 2025	$245,000

less:
Unamortized debt issuance and discount costs	(28,806)
$216,194
The following is a summary of convertible notes outstanding as of December 31, 2022 and 2021:
	December 31,	December 31,
	2022	2021

10% convertible note due December 31, 2022	$-	$662,000
9.75% convertible notes due March 31, 2025	9,125,205	-

less
Unamortized debt discount expense	(203,593)	-
Unamortized debt issuance expense	(1,080,112)	-
	$7,841,500	$662,000

Schedule of Future Maturities of Convertible Notes Payable	Future maturities of convertible notes payable as of June 30, 2023:
2025	$245,000
$245,000